Related Party Transactions - Schedule of Significant Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Bitmain [Member]
Schedule of Significant Related Party Transactions [Line Items]
Services provided	$ 177,162	$ 166,541	$ 83,878